CHANGES IN SIGNIFICANT ACCOUNTING POLICIES - Lease liabilities recognized (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2019	Dec. 31, 2018
Lease liabilities
IFRS 16 recognition exemption for short term lease		$ (23.7)
Leases with variable lease payments		$ (23.3)
Incremental borrowing rate applied	7.04%
IFRS 16
Lease liabilities
Operating lease commitments			$ 70.3
Discounted	$ 53.7
IFRS 16 recognition exemption for short term lease	(4.3)
Leases with extension option resonably certain to be exercised	2.1
Leases with variable lease payments	(15.2)
Other adjusting items	6.6
Total lease liabilities	$ 42.9